Fair value of financial instruments - Comparison of carrying amounts and fair values for assets and liabilities not held at fair value (Details) - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial assets
Debt securities at amortised cost	£ 69,936	£ 68,210
Reverse repurchase agreements and other similar secured lending	7,917	4,734
Financial liabilities
Repurchase agreements and other similar secured borrowing	(35,469)	(39,415)
Debt securities in issue	(104,910)	(92,402)
Subordinated liabilities	(12,529)	(11,921)	£ (10,494)
Fair value
Financial assets
Debt securities at amortised cost	69,528	67,354
Loans and advances at amortised cost	345,952	343,016
Reverse repurchase agreements and other similar secured lending	7,917	4,734
Financial liabilities
Deposits at amortised cost	(564,669)	(560,393)
Repurchase agreements and other similar secured borrowing	(35,469)	(39,415)
Debt securities in issue	(106,837)	(94,463)
Subordinated liabilities	(12,978)	(12,434)
Carrying amount
Financial assets
Debt securities at amortised cost	69,936	68,210
Loans and advances at amortised cost	347,828	346,273
Reverse repurchase agreements and other similar secured lending	7,917	4,734
Financial liabilities
Deposits at amortised cost	(564,535)	(560,663)
Repurchase agreements and other similar secured borrowing	(35,469)	(39,415)
Debt securities in issue	(104,910)	(92,402)
Subordinated liabilities	£ (12,529)	£ (11,921)